UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

   /s/ Darin Sadow           San Francisco, CA        02/14/2012
----------------------       -----------------        ---------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    _44__________________

Form 13F Information Table Value Total:    _1,515,272___________
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4       Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------   -----------------     --------   --------  ------------------

                            TITLE OF              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------   -------  --- ----    ----------   -------  ----  ------  ----
ACME PACKET INC               COM    004764106    11,777      3,810 SH  PUT   Shared-defined             0     3,810   0
ALLSCRIPTS HEALTHCARE SOLUTN  COM    01988P108    11,473    605,775 SH        Shared-defined             0   605,775   0
AMERICAN TOWER CORP           COM    029912201    80,863  1,347,497 SH        Shared-defined             0 1,347,497   0
AMYLIN PHARMACEUTICALS INC    COM    032346108     4,467      3,925 SH  CALL  Shared-defined             0     3,925   0
AMYLIN PHARMACEUTICALS INC    COM    032346108    20,778  1,825,820 SH        Shared-defined             0 1,825,820   0
AMYLIN PHARMACEUTICALS INC    CNV    032346AF5     5,515  6,202,000 PRN       Shared-defined             0 6,202,000   0
APPLE INC                     COM    037833100    70,577    174,265 SH        Shared-defined             0   174,265   0
ASTRAZENECA PLC               COM    046353108    10,098    218,153 SH        Shared-defined             0   218,153   0
CATERPILLAR INC DEL           COM    149123101    66,799    737,298 SH        Shared-defined             0   737,298   0
CISCO SYS INC                 COM    17275R102    35,400  1,957,944 SH        Shared-defined             0 1,957,944   0
CITIGROUP INC                 COM    172967416    26,253    324,115 SH        Shared-defined             0   324,115   0
COMPANHIA DE BEBIDAS DAS AME  COM    20441W203    31,657    877,180 SH        Shared-defined             0   877,180   0
EXPRESS SCRIPTS INC           COM    302182100    57,606  1,289,013 SH        Shared-defined             0 1,289,013   0
FIFTH THIRD BANCORP           COM    316773100    40,020  3,146,253 SH        Shared-defined             0 3,146,253   0
FIRST SOLAR INC               COM    336433107    35,613     10,549 SH  PUT   Shared-defined             0    10,549   0
GILEAD SCIENCES INC           COM    375558103   159,099  3,887,095 SH        Shared-defined             0 3,887,095   0
GLAXOSMITHKLINE PLC           COM    37733W105    10,077    220,846 SH        Shared-defined             0   220,846   0
INHIBITEX INC                 COM    45719T103     4,431    405,007 SH        Shared-defined             0   405,007   0
LENNAR CORP                   COM    526057104    31,103  1,582,834 SH        Shared-defined             0 1,582,834   0
LOWES COS INC                 COM    548661107    65,659  2,587,026 SH        Shared-defined             0 2,587,026   0
LULULEMON ATHLETICA INC       COM    550021109    13,337    285,838 SH        Shared-defined             0   285,838   0
MAGELLAN HEALTH SVCS INC      COM    559079207     5,287    106,867 SH        Shared-defined             0   106,867   0
MASTERCARD INC                COM    57636Q104    73,951    198,355 SH        Shared-defined             0   198,355   0
MEDIVATION INC                COM    58501N101    49,270  1,068,538 SH        Shared-defined             0 1,068,538   0
MERCK & CO INC NEW            COM    58933Y105    10,583    280,703 SH        Shared-defined             0   280,703   0
MICROSOFT CORP                COM    594918104    13,184    507,848 SH        Shared-defined             0   507,848   0
OMNICARE INC                  COM    681904108    18,214    528,713 SH        Shared-defined             0   528,713   0
OPENTABLE INC                 COM    68372A104    10,327    263,916 SH        Shared-defined             0   263,916   0
PFIZER INC                    COM    717081103    10,328    477,279 SH        Shared-defined             0   477,279   0
PHARMASSET INC                COM    71715N106    15,596    121,651 SH        Shared-defined             0   121,651   0
RESEARCH IN MOTION LTD        COM    760975102     4,510      3,110 SH  CALL  Shared-defined             0     3,110   0
RESEARCH IN MOTION LTD        COM    760975102     5,626      3,880 SH  CALL  Shared-defined             0     3,880   0
RESEARCH IN MOTION LTD        COM    760975102    43,409     29,937 SH  PUT   Shared-defined             0    29,937   0
RESEARCH IN MOTION LTD        COM    760975102    31,665     21,838 SH  PUT   Shared-defined             0    21,838   0
RITE AID CORP                 COM    767754104       988    784,462 SH        Shared-defined             0   784,462   0
ROCKWELL AUTOMATION INC       COM    773903109    81,666  1,113,072 SH        Shared-defined             0 1,113,072   0
SALESFORCE COM INC            COM    79466L302    17,471      1,722 SH  CALL  Shared-defined             0     1,722   0
SALESFORCE COM INC            COM    79466L302    55,720    549,181 SH        Shared-defined             0   549,181   0
STANLEY BLACK & DECKER INC    COM    854502101    22,415    331,581 SH        Shared-defined             0   331,581   0
TEVA PHARMACEUTICAL INDS LTD  COM    881624209     9,703    240,417 SH        Shared-defined             0   240,417   0
UNIVERSAL HLTH SVCS INC       COM    913903100    14,139    363,848 SH        Shared-defined             0   363,848   0
WILLIAMS SONOMA INC           COM    969904101    46,509  1,208,025 SH        Shared-defined             0 1,208,025   0
WYNDHAM WORLDWIDE CORP        COM    98310W108   117,235  3,098,994 SH        Shared-defined             0 3,098,994   0
YUM BRANDS INC                COM    988498101    64,875  1,099,392 SH        Shared-defined             0 1,099,392   0